Supplemental Balance Sheet Information - Other Accrued Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Schedule Of Other Liabilities [Line Items]
Accrued employee-related expenses	$ 65.7	$ 86.8	$ 81.9
Restructuring accrual	8.3	9.8	8.0
Deferred income tax	1.6	1.6	0.7
Accrued interest	39.8	18.3	19.5
Interest rate swaps	1.3	23.2	23.5
Deferred revenue and fees	32.1	25.4	15.5
Accrued income tax	23.7	31.4	22.3
Other accrued liabilities and expenses	48.1	65.4	50.2
Total other accrued liabilities	$ 220.6	$ 261.9	$ 221.6